Consolidated Statements of Income - USD ($) $ in Thousands	2 Months Ended		3 Months Ended				6 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2019		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2018 [1]	Dec. 31, 2017
Financial Designation	Successor		Successor		Predecessor	[1]	Successor		Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]
Revenues
Revenues	$ 15,974		$ 29,070		$ 36,573	[1]	$ 60,838		$ 66,356	[1]	$ 115,010	$ 95,846	$ 52,219	[1]
Impairment:
Loan loss provision			309		297	[1]	3,931		73	[1]	3,342	1,783	330	[1]
Other Expense:
Change in fair value of warrant liabilities	4,924						(3,146)
Operating expenses:
Compensation and employee benefits	2,527		3,044		1,925	[1]	6,237		3,853	[1]	5,554	3,945	1,797	[1]
General and administrative	2,843		4,500		3,151	[1]	6,778		6,241	[1]	10,402	8,278	4,704	[1]
Transaction costs	367										25,789
Total Expenses	10,661		7,853		5,373	[1]	16,946		10,167	[1]	45,087	14,006	6,831	[1]
Income before income taxes	5,313		19,759		31,200	[1]	47,038		56,189	[1]	69,923	81,840	45,388	[1]
Income tax provision					0				0			90	0
Net income	$ 5,313		$ 19,759		31,200	[1]	$ 47,038		56,189	[1]	69,923	81,750	45,388	[1]
Earnings per common share:
Basic	$ 0.04	[2]	$ 0.15	[3]			$ 0.36	[3]
Diluted	$ 0.04	[2]	$ 0.15	[3]			$ 0.36	[3]
Weighted-average shares of common stock outstanding, basic and diluted
Basic	132,111,329		132,165,005				132,120,290
Diluted	132,499,386		132,165,005				132,120,290
Interest income
Revenues
Revenues	$ 13,207		$ 22,180		23,456	[1]	$ 46,733		44,079	[1]	82,225	58,429	31,772	[1]
Fee Income
Revenues
Revenues	$ 2,767		$ 6,890		$ 13,117	[1]	$ 14,105		$ 22,277	[1]	$ 32,785	$ 37,417	$ 20,447	[1]

[1]	Predecessor periods are combined as disclosed in Note 1.
[2]	The Company determined that earnings per unit in the Predecessor periods would not be meaningful to the users of this filing, given the different unit holders and members' equity structures of each individual entity in the Predecessor Company Group.
[3]	The Company determined that earnings per unit in the Predecessor periods would not be meaningful to the users of this filing, given the different unit holders and members’ equity structures of each individual entity in the Predecessor Company Group.